Consolidated Statements of Comprehensive Income Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year attributable to equity holders of the Company	$ (1,582)	$ (1,048)	$ (1,523)
Item that will be reclassified subsequently to profit or loss:
Cash flow hedge fair value adjustment	(2)	(4)	0
Item that will not be reclassified subsequently to profit or loss:
Currency translation differences	(9)	(6)	16
Total comprehensive expense for the year attributable to equity holders of the Company	$ (1,593)	$ (1,058)	$ (1,507)